As filed with the Securities and Exchange Commission on April 22, 2014

Securities Act File No. 333-190813

Investment Company Act File No. 811-22880

_____________________________________________________________________________________________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

☐	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐	PRE-EFFECTIVE AMENDMENT NO.
☑	POST-EFFECTIVE AMENDMENT NO. 1
and/or
☐	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑	AMENDMENT NO. 4

STEBEN ALTERNATIVE INVESTMENT FUNDS

(Exact name of Registrant as Specified in Charter)

9711 Washingtonian Boulevard, Suite 400

Gaithersburg, Maryland 20878

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (240) 631-7600

Francine J. Rosenberger, Esq. c/o Steben & Company, Inc. 9711 Washingtonian Boulevard Suite 400 Gaithersburg, Maryland 20878 (Name and Address of Agent for Service)	Copies of Communications to: George Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111-2950

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485(b)

☐	on , pursuant to Rule 485(b)

☐	60 days after filing pursuant to Rule 485(a)(1)

☐	on , pursuant to Rule 485(a)(1)

☐	75 days after filing pursuant to Rule 485(a)(2)

☐	on , pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s definitive form of prospectus filed with the Securities and Exchange Commission on April 7, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant, Steben Alternative Investment Funds, hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 under Rule 485(b) of the Securities Act and that it has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Gaithersburg and State of Maryland, on the 22nd day of April, 2014.

STEBEN ALTERNATIVE INVESTMENT FUNDS

By: /s/ Kenneth E. Steben

       Kenneth E. Steben

       Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No.1 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below:

Signature	Title	Date

/s/Kenneth E. Steben Kenneth E. Steben	Trustee and Chief Executive Officer	April 22, 2014

/s/ George Morriss*	Trustee	April 22, 2014
George Morriss

/s/ Mark E. Schwartz*	Trustee	April 22, 2014
Mark E. Schwartz

/s/ Carl Serger Carl Serger	Chief Financial Officer	April 22, 2014

* By /s/ Francine J. Rosenberger

Francine J. Rosenberger

(As Attorney-in-Fact)

SIGNATURES

Steben Managed Futures Strategy Cayman Fund Ltd. has duly caused this Post-Effective Amendment No. 1 to the Registrant’s Registration Statement with respect only to information that specifically relates to the Steben Managed Futures Strategy Cayman Fund Ltd, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Gaithersburg and State of Maryland, on the 22nd day of April, 2014.

STEBEN MANAGED FUTURES STRATEGY CAYMAN FUND LTD.

By: /s/ Kenneth E. Steben

       Kenneth E. Steben

       Chief Executive Officer

This Post-Effective Amendment No.1 to the Registrant’s Registration Statement with respect only to information that specifically relates to the Steben Managed Futures Strategy Cayman Fund Ltd, has been signed below by the following persons in the capacities and on the dates indicated below:

Signature	Title	Date

/s/Kenneth E. Steben Kenneth E. Steben	Director and Chief Executive Officer	April 22, 2014

/s/ George Morriss*	Director	April 22, 2014
George Morriss

/s/ Mark E. Schwartz*	Director	April 22, 2014
Mark E. Schwartz

/s/ Carl Serger Carl Serger	Chief Financial Officer	April 22, 2014

* By /s/ Francine J. Rosenberger

Francine J. Rosenberger

(As Attorney-in-Fact)

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase